OPERATING LEASES (Schedule of Future Minimum Non-Cancelable Rental Income) (Details) - USD ($)	Jul. 31, 2020	Jul. 31, 2019
Lessor, Lease, Description [Line Items]
2020		$ 16,158,995
2021	$ 15,623,494	14,530,424
2022	11,976,221	11,917,234
2023	10,382,963	10,669,954
2024	8,288,253	9,470,990
2025	7,721,035
After 2024 and 2025	32,220,645	67,475,366
Total	86,212,611	130,222,963
Company Owned Property [Member]
Lessor, Lease, Description [Line Items]
2020		10,038,712
2021	10,114,252	9,521,380
2022	8,037,688	7,878,165
2023	7,212,832	7,399,288
2024	5,401,738	6,483,940
2025	5,219,923
After 2024 and 2025	22,733,655	52,632,826
Total	58,720,088	93,954,311
Leased Property [Member]
Lessor, Lease, Description [Line Items]
2020		6,120,283
2021	5,509,242	5,009,044
2022	3,938,533	4,039,069
2023	3,170,131	3,270,666
2024	2,886,515	2,987,050
2025	2,501,112
After 2024 and 2025	9,486,990	14,842,540
Total	$ 27,492,523	$ 36,268,652